UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-6490

Dreyfus Premier Investment Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	7/31/11

The following N-Q relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which has a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q Form will be filed for this series, as appropriate.

                        DREYFUS PREMIER INVESTMENT FUNDS, INC.

                        - DREYFUS DIVERSIFIED INTERNATIONAL FUND

                        - DREYFUS DIVERSIFIED LARGE CAP FUND

- DREYFUS EMERGING ASIA FUND

                        - DREYFUS GREATER CHINA FUND

                        - DREYFUS INDIA FUND

                        - DREYFUS SATELLITE ALPHA FUND

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Diversified International Fund
July 31, 2011 (Unaudited)

Registered Investment Companies--100.0%	Shares	Value ($)
Dreyfus Emerging Asia, Cl. I	1,095,057a,b	12,122,282
Dreyfus Emerging Markets Fund, Cl. I	3,338,630a	43,435,577
Dreyfus International Equity Fund,
Cl. I	4,683,863a	139,110,732
Dreyfus International Value Fund,
Cl. I	6,996,164a	82,134,966
Dreyfus/Newton International
Equity Fund, Cl. I	6,061,732a	110,626,603
International Stock Fund, Cl. I	11,568,916a	165,782,563

Total Investments (cost $485,585,298)	100.0%	553,212,723
Cash and Receivables (Net)	.0%	112,164
Net Assets	100.0%	553,324,887

a	Investment in affiliated mutual fund.
b	Non-income producing security.

At July 31, 2011, the aggregate cost of investment securities for income tax purposes was $485,585,298. Net unrealized appreciation on investments was $67,627,425 of which $68,333,324 related to appreciated investment securities and $705,899 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Mutual Funds: Foreign	100.0

† Based on net assets.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2011 in valuing the fund's investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Mutual Funds	553,212,723	-	-	553,212,723

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments are valued at the net asset value of each underlying fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Diversified Large Cap Fund
July 31, 2011 (Unaudited)

Registered Investment Companies--99.9%	Shares	Value ($)
Dreyfus Appreciation Fund	13,058a	534,748
Dreyfus Research Growth Fund, Cl.
Z	113,420a	1,085,434
Dreyfus Strategic Value Fund, Cl.
I	51,986a	1,488,350
Dreyfus U.S. Equity Fund, Cl. I	56,845a	800,378
Dreyfus/The Boston Company Large
Cap Core Fund, Cl. I	22,159a	776,659

Total Investments (cost $4,277,092)	99.9%	4,685,569
Cash and Receivables (Net)	.1%	3,963
Net Assets	100.0%	4,689,532

a Investment in affiliated mutual fund.

At July 31, 2011, the aggregate cost of investment securities for income tax purposes was $4,277,092. Net unrealized appreciation on investments was $408,477 of which $408,477 related to appreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Mutual Funds: Domestic	99.9

† Based on net assets.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2011 in valuing the fund's investments:

		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Mutual Funds	4,685,569		-	- 4,685,569

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments are valued at the net asset value of each underlying fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Emerging Asia Fund
July 31, 2011 (Unaudited)

Common Stocks--99.7%	Shares	Value ($)
China--22.7%
AsiaInfo-Linkage	100,533a	1,536,144
Beijing Capital Land, Cl. H	4,428,000	1,420,369
China Coal Energy, Cl. H	1,200,000	1,730,617
China Lumena New Materials	2,398,000	849,204
Chongqing Machinery & Electric, Cl. H	230,000	67,580
Dongyue	1,027,000	1,120,064
Hilong Holding Group	3,741,000	1,147,200
Hollysys Automation Technologies	91,400a	637,058
Hunan Non-Ferrous Metal, Cl. H	10,236,000a	4,058,283
Inspur International	35,530,000	1,527,192
Maoye International Holdings	4,021,000	1,919,246
Shanghai Friendship Group, Cl. B	1,016,540a	2,018,848
Travelsky Technology, Cl. H	1,622,000	978,143
Visionchina Media, ADR	552,000a	1,495,920
		20,505,868
Hong Kong--16.8%
Belle International Holdings	991,000	2,169,233
China State Construction International Holdings	2,608,000	2,613,438
China Unicom Hong Kong	1,168,000	2,325,884
CIMC Enric Holdings	5,512,000a	2,362,159
GCL-Poly Energy Holdings	1,728,000	973,334
Lifestyle International Holdings	482,000	1,577,033
Sunny Optical Technology Group	11,541,000	3,213,340
		15,234,421
India--22.5%
Balrampur Chini Mills	1,500,000	2,017,991
Brushman India, GDR	300,000a	27,000
Country Club India	2,516,353	626,383
Engineers India	248,546	1,610,571
Hinduja Ventures	200,000	1,492,193
IFCI	2,500,401	2,551,891
Jai Balaji Industries	425,000	1,712,888
Punjab & Sind Bank	767,165	1,663,146
Reliance Infrastructure	168,418a	2,061,110
SREI Infrastructure Finance	3,659,742	3,863,475
Tata Motors	125,000	2,681,885
		20,308,533
Indonesia--9.8%
Alam Sutera Realty	20,116,500	993,700
Bank Mandiri	2,200,000	2,031,167
Bank Tabungan Negara	11,304,000	2,260,135
Mitra Adiperkasa	2,600,000	1,414,290
United Tractors	670,000	2,151,250
		8,850,542
Malaysia--3.1%
Airasia	1,150,000	1,522,743
IJM	600,000	1,273,585

		2,796,328
Philippines--1.2%
Semirara Mining	200,000	1,072,615
South Korea--8.1%
Daum Communications	9,893	1,238,619
Hynix Semiconductor	106,000	2,438,110
Hyundai Motor	8,100	1,805,463
Mando	9,500	1,878,735
		7,360,927
Taiwan--9.1%
Catcher Technology	193,000	1,686,671
China Petrochemical Development	900,000a	1,398,276
E.Sun Financial Holding	2,144,000	1,483,338
HTC	3,650	108,606
Largan Precision	28,000	941,895
Lung Yen Life Service	189,000a	865,183
St. Shine Optical	56,000	863,241
Wah Lee Industrial	224,000	400,062
WT Microelectronics	251,931	450,821
		8,198,093
Thailand--.7%
Siam Commercial Bank, NVDR	159,500	676,505
Total Common Stocks
(cost $83,748,494)		85,003,832

	Number of
Warrants--5.7%	Warrants	Value ($)
India
Microsec Financial Services (5/5/14)	800,000a,b	597,120
Prime Focus (10/24/12)	2,036,000a,b	3,304,935
PTC India Financial Services (10/24/12)	2,940,000a,b	1,224,529
Total Warrants		5,126,584
(cost $7,031,201)

Total Investments (cost $90,779,695)	99.7%	90,130,416
Cash and Receivables (Net)	.3%	269,726
Net Assets	100.0%	90,400,142

ADR - American Depository Receipts

GDR - Global Depository Receipts

NVDR - Non Voting Depository Receipts

a	Non-income producing security.
b	The valuation of these securities has been determined in good faith by management under the direction of the Board of
Directors. At July 31, 2011, the value of these securities amounted to $5,126,584 or 5.7 % of net assets.

At July 31, 2011, the aggregate cost of investment securities for income tax purposes was $90,779,695. Net unrealized depreciation on investments was $649,279 of which $10,322,379 related to appreciated investment securities and $10,971,658 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Consumer Discretionary	23.0
Financial	20.7

Industrial	16.8
Information Technology	14.3
Materials	10.1
Consumer Staples	4.5
Energy	4.4
Telecommunication Services	2.6
Utilities	2.3
Health Care	1.0
99.7

† Based on net assets.

STATEMENT OF FORWARD FOREIGN EXCHANAGE CURRENCY CONTRACTS
July 31, 2011 (Unaudited)

	Foreign
Forward Foreign Currency	Currency			Unrealized
Exchange Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation)($)
Sales:
Hong Kong Dollar,
Expiring 8/1/2011	1,000,000	128,276	128,308	(32)

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2011 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Foreign+	85,003,832	-	-	85,003,832
Warrants+	-	5,126,584	-	5,126,584
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	(32)	-	(32)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available, are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. U.S. Treasury Bills are valued by an independent pricing service approved by the Board of Directors. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market),but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADR’s and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Greater China Fund
July 31, 2011 (Unaudited)

Common Stocks--94.8%	Shares	Value ($)
China--64.5%
Airtac International Group	1,998,000	15,590,158
AsiaInfo-Linkage	1,364,910a	20,855,825
AviChina Industry & Technology, Cl. H	38,566,000	22,564,357
Beijing Capital Land, Cl. H	66,334,000	21,277,947
Bengang Steel Plates, Cl. B	48,448,857	20,887,013
China Automation Group	28,868,000	15,593,813
China Coal Energy, Cl. H	11,000,000	15,863,994
China International Marine Containers Group, Cl. B	3,909,679	6,280,569
China National Materials, Cl. H	40,472,000	29,910,983
China Pacific Insurance Group, Cl. H	2,084,800	7,904,518
China Shanshui Cement Group	10,487,000	12,715,593
China Shenhua Energy, Cl. H	3,200,000	16,074,419
China ZhengTong Auto Services Holdings	7,547,500	9,974,563
Chongqing Machinery & Electric, Cl. H	47,182,000	13,863,260
Dalian Refrigeration, Cl. B	16,238,818	12,897,294
Dongyue Group	13,953,000	15,217,386
Feihe International	817,671a	6,982,910
Focus Media Holding, ADR	277,953a	9,141,874
Hangzhou Steam Turbine, Cl. B	6,658,894	9,253,032
Hilong Holding	32,610,000	10,000,051
Hollysys Automation Technologies	801,838a	5,588,811
Hunan Non-Ferrous Metal, Cl. H	79,756,000a	31,620,984
Inspur International	162,570,000	6,987,772
Maoye International Holdings	34,463,000	16,449,381
Mindray Medical International, ADR	294,596	7,977,660
Shanghai Baosight Software, Cl. B	6,474,813	8,611,501
Shanghai Friendship Group, Cl. B	16,960,695a	33,683,940
Shimao Property Holdings	11,898,500	15,724,722
Spreadtrum Communications, ADR	1,037,820	14,062,461
Travelsky Technology, Cl. H	29,641,500	17,875,227
Visionchina Media, ADR	3,997,048a	10,832,000
Xinjiang Xinxin Mining Industry, Cl. H	39,309,000	19,771,135
Yanzhou Coal Mining, Cl. H	4,208,000	16,143,602
		498,178,755
Hong Kong--24.1%
Belle International Holdings	6,590,000	14,425,071
China Agri-Industries Holdings	14,599,000	16,465,143
China Foods	19,788,000	17,264,911
China Lumena New Materials	20,000,000	7,082,598
China State Construction International Holdings	31,560,000	31,625,803
China Unicom Hong Kong	12,254,000	24,401,871
CIMC Enric Holdings	46,546,000a,b	19,947,219
Far East Horizon	8,181,000	8,754,392
GCL-Poly Energy Holdings	15,547,000	8,757,187
Lifestyle International Holdings	6,510,000	21,299,759
LK Technology Holdings	46,017,500a	15,882,864

			185,906,818
Taiwan--6.2%
Catcher Technology	2,726,000		23,823,135
China Petrochemical Development	12,500,000	a	19,420,506
HTC	157,400		4,683,435
			47,927,076
Total Common Stocks
(cost $692,840,053)			732,012,649
	Number of
Warrants--4.7%	Warrants		Value ($)
China
China XD Electric, Cl. A (5/5/14)	6,508,000	a	5,641,785
CITIC Securities, Cl.A (5/5/14)	9,927,999	a	19,078,636
Henan Pinggao Electric, Cl. A (5/5/14)	8,246,247	a	11,657,719
Total Warrants
(cost $51,951,664)			36,378,140

Total Investments (cost $744,791,717)	99.5%		768,390,789
Cash and Receivables (Net)	.5%		3,600,013
Net Assets	100.0%		771,990,802

ADR - American Depository Receipts

a	Non-income producing security.
b	Investment in non-controlled affiliates (cost $23,802,928).
c	Investment in affiliated money market mutual fund.

At July 31, 2011, the aggregate cost of investment securities for income tax purposes was $744,791,717.

Net unrealized appreciation on investments was $23,599,072, of which $117,272,236 related to appreciated investment securities and $93,673,164 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Industrial	24.4
Materials	16.4
Information Technology	14.4
Consumer Discretionary	13.6
Consumer Staples	9.6
Financial	9.4
Energy	7.5
Telecommunication Services	3.2
Health Care	1.0
99.5

† Based on net assets.

STATEMENT OF FORWARD FOREIGN EXCHANGE CURRENCY CONTRACTS
July 31, 2011 (Unaudited)

	Foreign
Forward Foreign Currency	Currency			Unrealized
Exchange Contracts	Amounts	Proceeds($)	Value ($)	(Depreciation) ($)
Sales;
Hong Kong Dollar,
Expiring 8/1/2011	4,700,000	602,896	603,047	(151)

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2011 in valuing the fund's investments:

	Level 1 - Unadjusted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Equity Securities - Foreign+	732,012,649	-		732,012,649
Warrants+	36,378,140			36,378,140
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	(151)	-	(151)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available, are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market),but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADR’s and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus India Fund
July 31, 2011 (Unaudited)

Common Stocks--99.9%	Shares	Value ($)
India
Bajaj	17,500	47,092
Balrampur Chini Mills	41,938	56,420
Bata India	10,000	140,434
Biocon	4,768	39,237
Canara Bank	6,000	62,315
Coal India	10,000	86,777
Dhampur Sugar Mills	60,000	75,221
Financial Technologies India	2,569	47,124
Future Capital Holdings	10,979	45,300
Gillette India	2,000	100,662
Godfrey Phillips India	1,700	109,210
Hawkins Cookers	1,795	66,282
Hinduja Ventures	10,500	76,975
IDBI Bank	35,000	101,974
IFCI	75,000	76,505
Indiabulls Real Estate	20,000a	44,988
Jai Balaji Industries	8,762	35,314
Larsen & Toubro	2,250	87,324
MARG	13,997	28,982
Merck	5,000	78,547
MOIL	10,000	78,414
Nestle India	1,200	116,445
NIIT Technologies	18,000	88,538
Novartis India	7,000	138,320
Oracle Financial Services Software	866a	41,346
Parabolic Drugs	60,000a	50,781
Pfizer	3,500	118,462
Prime Focus	50,000a	78,399
PTC India Financial Services	160,000	66,959
Punjab & Sind Bank	25,000	54,198
Reliance Infrastructure	6,200a	75,876
SREI Infrastructure Finance	50,000	52,185
State Bank of India	1,350	71,633
Symphony	2,700	76,265
Tata Chemicals	12,000	96,266
Tata Motors	5,000	107,275
UCO Bank	50,000	96,062
VST Industries	3,500	90,348
Whirlpool of India	6,152a	30,857
Zodiac Clothing	4,791	40,472

Total Investments (cost $2,918,548)	99.9%	2,975,784
Cash and Receivables (Net)	.1%	3,646
Net Assets	100.0%	2,979,430

a Non-income producing security.

At July 31, 2011, the aggregate cost of investment securities for income tax purposes was $2,918,548. Net unrealized appreciation on investments was $57,236 of which $308,856 related to appreciated investment securities and $251,620 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Financial	22.6
Consumer Discretionary	22.1
Consumer Staples	15.0
Health Care	14.3
Industrial	7.5
Materials	7.0
Information Technology	5.9
Energy	5.5
99.9

† Based on net assets.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment spe credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2011 in valuing the fund's investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Foreign+	2,975,784	-	-	2,975,784

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available, are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market),but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Satellite Alpha Fund
July 31, 2011 (Unaudited)

Registered Investment Companies--100.4%	Shares	Value ($)
Dreyfus Emerging Markets Fund, Cl.
I	1,517a	19,733
Dreyfus Emerging Markets Debt
Local Currency Fund, Cl. I	2,685a	40,949
Dreyfus Global Absolute Return
Fund, Cl. I	21,207a,b	259,150
Dreyfus Global Real Estate
Securities Fund, Cl. I	15,562a	120,761
Dreyfus Inflation Adjusted
Securities Fund, Institutional
Shares	10,710a	146,514
Dreyfus International Bond Fund,
Cl. I	4,420a	76,686
Dreyfus Natural Resources Fund,
Cl. I	3,760a,b	111,289
Dreyfus/The Boston Company
Emerging Markets Core Equity
Fund, Cl. I	700a	20,497

Total Investments (cost $724,402)	100.4%	795,579
Liabilities, Less Cash and Receivables	(.4%)	(3,365)
Net Assets	100.0%	792,214

a	Investment in affiliated mutual fund.
b	Non-income producing security.

At July 31, 2011, the aggregate cost of investment securities for income tax purposes was $724,402.

Net unrealized appreciation on investments was $71,177 of which $71,434 related to appreciated investment securities and $257 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2011 in valuing the fund's investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
Assets ($)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Mutual Funds	795,579	-	-	795,579

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments are valued at the net asset value of each underlying fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Investments Funds, Inc.

By: /s/ Bradley J. Skpyak
Bradley J. Skapyak, President
Date:	September 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	September 23, 2011

By: /s/ James Windels
James Windels, Treasurer
Date:	September 23, 2011

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)